Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
C000126039_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Multi-Asset Index Fund
C000126039_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000126039_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,968
C000126039_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,704
C000126039_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,011
C000126039_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,834
C000126039_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,854
C000126039_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,188
C000126039_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,485
C000126039_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,945
C000126039_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,759
C000126039_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,212
C000126039_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Multi-Asset Composite Index℠
C000126039_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000126039_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,986
C000126039_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,753
C000126039_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,057
C000126039_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,860
C000126039_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,941
C000126039_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,310
C000126039_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,615
C000126039_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,120
C000126039_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,960
C000126039_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,540
C000126039_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000126039_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000126039_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000126039_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000126039_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000126039_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000126039_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000126039_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000126039_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000126039_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000126039_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000126039_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 42,249